Trade, Other Receivables and Other current assets - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 156	€ 277
Advance deposits	149	90
Net Investment in Lease	253
Total Trade and Other receivables	558	367
Current Grant receivables (RCAs)	693
Current Grant receivables (Others)	993
Total Current Grant receivables	1,686
Prepaid expenses	647	593
VAT receivable	356	255
Income and other tax receivables	251	737
Total Other current assets	1,253	1,585
Total Trade receivables, advances and other current assets	€ 3,497	€ 1,952